Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of Notional Amounts of Outstanding Derivative Positions
At December 31, 2018, DPL's outstanding derivative instruments were as follows:

Commodity	Accounting Treatment (a)	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
Interest Rate Swaps	Designated	USD	$140,000.0	$—	$140,000.0

(a)	Refers to whether the derivative instruments have been designated as a cash flow hedge.

At December 31, 2017, DPL's outstanding derivative instruments were as follows:

Commodity	Accounting Treatment (a)	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs (b)	Not designated	MWh	2.1	—	2.1
Natural Gas (b)	Not designated	Dths	3,322.5	(390.0)	2,932.5
Forward Power Contracts (b)	Designated	MWh	678.5	(1,667.0)	(988.5)
Forward Power Contracts (b)	Not designated	MWh	871.0	(765.6)	105.4
Interest Rate Swaps	Designated	USD	$200,000.0	$—	$200,000.0

(a)	Refers to whether the derivative instruments have been designated as a cash flow hedge.
(b)
As of December 31, 2017, the related asset and liability balances for these derivative instruments were classified in assets and liabilities of discontinued operations and held-for-sale businesses.

Gains or Losses Recognized in AOCI for the Cash Flow Hedges
The following tables provide information concerning gains or losses recognized in AOCI for the cash flow hedges for the three and nine months ended September 30, 2019 and 2018:

	Three months ended		Three months ended
	September 30, 2019		September 30, 2018
		Interest		Interest
$ in millions (net of tax)	Power	Rate Hedge	Power	Rate Hedge
Beginning accumulated derivative gains in AOCI	$0.4	$15.3	$—	$17.4
Net gains / (losses) associated with current period hedging transactions	—	(0.2)	—	0.1
Net gains reclassified to earnings
Interest expense	—	(0.4)	—	(0.2)
(Income) / loss from discontinued operations	(0.4)	—	—	—
Ending accumulated derivative gains in AOCI	$—	$14.7	$—	$17.3

	Nine months ended		Nine months ended
	September 30, 2019		September 30, 2018
		Interest		Interest
$ in millions (net of tax)	Power	Rate Hedge	Power	Rate Hedge
Beginning accumulated derivative gains / (losses) in AOCI	$0.4	$16.6	$(2.8)	$17.5
Net gains / (losses) associated with current period hedging transactions	—	(1.0)	—	0.4
Net (gains) / losses reclassified to earnings
Interest expense	—	(0.9)	—	(0.6)
(Income) / loss from discontinued operations	(0.4)	—	2.8	—
Ending accumulated derivative gains in AOCI	$—	$14.7	$—	$17.3

Portion expected to be reclassified to earnings in the next twelve months		$(1.2)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)		11

Net gains or losses associated with the ineffective portion of the hedging transactions were immaterial in the prior year period presented.

The following tables provide information on gains or losses recognized in AOCI for the cash flow hedges for the periods indicated:

	Years ended December 31,
	2018		2017		2016
$ in millions (net of tax)	Power	Interest Rate Hedges	Power	Interest Rate Hedges	Power	Interest Rate Hedges
Beginning accumulated derivative gain / (loss) in AOCI	$(2.8)	$17.5	$(4.3)	$17.4	$9.2	$17.5

Net gains / (losses) associated with current period hedging transactions	—	(0.1)	8.8	0.8	15.7	0.4
Net gains / (losses) reclassified to earnings:
Interest Expense	—	(0.8)	—	(0.7)	—	(0.5)
Income / (loss) from discontinued operations before income tax	3.2	—	(7.3)	—	(29.2)	—
Ending accumulated derivative gain / (loss) in AOCI	$0.4	$16.6	$(2.8)	$17.5	$(4.3)	$17.4

Portion expected to be reclassified to earnings in the next twelve months (a)	$—	$(0.8)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	0	20

(a)
The actual amounts that we reclassify from AOCI to earnings related to power can differ from the estimate above due to market price changes.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
DPL has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivative agreements. The fair value derivative position of DPL's interest rate swaps are as follows:

Fair Values of Derivative Instruments
at September 30, 2019
			Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Condensed Consolidated Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Fair Value
Assets
Short-term derivative positions (presented in Prepayments and other current assets)
Interest rate swap	Designated	$0.2	$—	$—	$0.2
Total assets		$0.2	$—	$—	$0.2

(a)    Includes credit valuation adjustment.

Fair Values of Derivative Instruments
at December 31, 2018
			Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Condensed Consolidated Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Fair Value
Assets
Short-term derivative positions (presented in Prepayments and other current assets)
Interest rate swaps	Designated	$0.9	$—	$—	$0.9

Long-term derivative positions (presented in Other non-current assets)
Interest rate swaps	Designated	0.6	—	—	0.6
Total assets		$1.5	$—	$—	$1.5

(a)    Includes credit valuation adjustment.

The following tables show the amount and classification within the Consolidated Statements of Operations or Balance Sheets of the gains and losses on DPL’s derivatives not designated as hedging instruments for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31, 2018
$ in millions	FTRs	Power	Natural Gas	Total
Change in unrealized gain / (loss)	$0.3	$—	$(0.1)	$0.2
Realized gain / (loss)	0.4	—	0.3	0.7
Total	$0.7	$—	$0.2	$0.9

Recorded in Statement of Operations: gain / (loss)
Income / (loss) from discontinued operations before income tax	$0.7	$—	$0.2	$0.9
Total	$0.7	$—	$0.2	$0.9

	Year ended December 31, 2017
$ in millions	FTRs	Power	Natural Gas	Total
Change in unrealized gain / (loss)	$(0.4)	$1.9	$0.1	$1.6
Realized gain / (loss)	0.8	(0.7)	1.5	1.6
Total	$0.4	$1.2	$1.6	$3.2

Recorded in Statement of Operations: gain / (loss)
Income / (loss) from discontinued operations before income tax	$0.4	$1.2	$1.6	$3.2
Total	$0.4	$1.2	$1.6	$3.2

	Year ended December 31, 2016
$ in millions	FTRs	Power	Natural Gas	Total
Change in unrealized gain / (loss)	$0.3	$4.0	$—	$4.3
Realized gain / (loss)	(0.6)	(7.2)	2.6	(5.2)
Total	$(0.3)	$(3.2)	$2.6	$(0.9)

Recorded in Statement of Operations: gain / (loss)
Income / (loss) from discontinued operations before income tax	$(0.3)	$(3.2)	$2.6	$(0.9)
Total	$(0.3)	$(3.2)	$2.6	$(0.9)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following tables summarize the derivative positions presented in the balance sheet where a right of offset exists under these arrangements and related cash collateral received or pledged; as well as the fair value, balance sheet classification and hedging designation of DPL’s derivative instruments.

Fair Values of Derivative Instruments
December 31, 2018
			Gross Amounts Not Offset in the Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Consolidated Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Amount
Assets
Short-term derivative positions (presented in Other prepayments and current assets)
Interest Rate Swaps	Designated	$0.9	$—	$—	$0.9

Long-term derivative positions (presented in Other deferred assets)
Interest Rate Swaps	Designated	0.6	—	—	0.6
Total assets		$1.5	$—	$—	$1.5

(a)    Includes credit valuation adjustment.

Fair Values of Derivative Instruments
December 31, 2017
			Gross Amounts Not Offset in the Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Consolidated Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Amount
Assets
Short-term derivative positions (presented in Current assets of discontinued operations and held-for-sale businesses)
Forward power contracts	Designated	$4.9	$(4.9)	$—	$—
Forward power contracts	Not designated	5.3	(3.7)	—	1.6
FTRs	Not designated	0.2	(0.1)	—	0.1

Long-term derivative positions (presented in Other deferred assets)
Interest rate swaps	Designated	1.5	—	—	1.5

Long-term derivative positions (presented in Non-current assets of discontinued operations and held-for-sale businesses)
Forward power contracts	Not designated	0.6	—	—	0.6
Total assets		$12.5	$(8.7)	$—	$3.8

Liabilities
Short-term derivative positions (presented in Current liabilities of discontinued operations and held-for-sale businesses)
Forward power contracts	Designated	$9.0	$(4.9)	$(1.4)	2.7
Forward power contracts	Not designated	5.9	(3.7)	—	2.2
Natural gas	Not designated	0.1	(0.1)	—	—
FTRs	Not designated	0.3	—	—	0.3
Total liabilities		$15.3	$(8.7)	$(1.4)	$5.2

(a)
Includes credit valuation adjustment.